Long-term Debt Long-term Debt - Thermal/CVSR (Details) - USD ($) $ in Millions	Oct. 31, 2016	Jul. 15, 2016	Dec. 31, 2016	Sep. 01, 2016	Dec. 31, 2015
Debt Instrument [Line Items]
Debt (Current and non-current) (a)			$ 6,057		$ 5,656
NRG Energy Center Minneapolis Series D Notes [Member]
Debt Instrument [Line Items]
Proceeds from Issuance of Debt	$ 125
Debt Instrument, Interest Rate, Stated Percentage	3.55%		3.55%
Debt (Current and non-current) (a)			$ 125		0
CVSR Financing Agreement [Member]
Debt Instrument [Line Items]
Proceeds from Issuance of Debt		$ 200
Debt Instrument, Interest Rate, Stated Percentage		4.68%
Debt (Current and non-current) (a)			$ 771		793
CVSR Holdco due 2037 [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage			4.68%
Debt (Current and non-current) (a)			$ 199		$ 0
CVSR [Member]
Debt Instrument [Line Items]
Business Acquisition, Percentage of Voting Interests Acquired				51.05%
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Noncurrent Liabilities, Long-term Debt				$ 496
CVSR [Member] | CVSR Financing Agreement [Member]
Debt Instrument [Line Items]
Debt (Current and non-current) (a)				771
CVSR [Member] | CVSR Holdco due 2037 [Member]
Debt Instrument [Line Items]
Debt (Current and non-current) (a)				$ 200